CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	$ 403	$ 51	$ 40
Other comprehensive income that will not be reclassified to net income
Revaluations of property, plant and equipment	4,558	872	417
Revaluations of property, plant and equipment related to equity-accounted investments	426	54	7
Actuarial (loss) gain on defined benefit plans	9	(2)	(2)
Deferred income taxes on above items	(975)	338	(34)
Total items that will not be reclassified to net income	4,018	1,262	388
Other comprehensive income (loss) that may be reclassified to net income
Foreign currency translation	(825)	190	986
(Losses) gains arising during the year on financial instruments designated as cash-flow hedges ##FI	(5)	4	8
Unrealized (loss) gain on foreign currency swaps - net investment hedge	93	(94)	(66)
Unrealized (loss) gain on investments in equity and debt securities	(16)	(22)	61
Reclassification adjustments for amounts recognized in net income	18	(1)	(41)
Deferred income taxes on above items	(19)	11	(7)
Total items that may be reclassified subsequently to net income	(754)	88	941
Other comprehensive income	3,264	1,350	1,329
Comprehensive income	3,667	1,401	1,369
Comprehensive income attributable to:
Preferred limited partners' equity	38	28	15
Limited partners' equity	950	494	332
Comprehensive income	3,667	1,401	1,369
Non-controlling interests [member]
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	403	51	40
Other comprehensive income (loss) that may be reclassified to net income
Comprehensive income	3,667	1,401	1,369
Comprehensive income attributable to:
Comprehensive income	3,667	1,401	1,369
Participating Non-controlling Interests Operating Subsidiaries
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	297	53	65
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	1,707	383	635
Comprehensive income attributable to:
Non-controlling interests	2,004	436	700
General partnership interest in a holding subsidiary held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	1	(1)	0
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	13	9	6
Comprehensive income attributable to:
Non-controlling interests	14	8	6
Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	17	(23)	(29)
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	666	393	304
Comprehensive income attributable to:
Non-controlling interests	683	370	275
Preferred equity
Consolidated Statement Of Comprehensive Income [line items]
Net (loss) income	26	26	25
Other comprehensive income (loss) that may be reclassified to net income
Other comprehensive income	(48)	39	16
Comprehensive income attributable to:
Non-controlling interests	$ (22)	$ 65	$ 41